BASIS OF PREPARATION (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Apr. 30, 2017	Jun. 30, 2021 EquityInstruments Y $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019	Dec. 22, 2018 USD ($)
Functional and Presentation Currency [Abstract]
Percentage of revenue			100.00%	100.00%	100.00%
Critical Accounting Estimates and Judgements [Abstract]
Weighted-average expected life (in years) | Y			6
Valuations of Common Shares [Abstract]
Number of shares granted (in shares) | EquityInstruments			525,143
Fair value of common shares (in dollars per share) | $ / shares			$ 19.52
Preference shares, aggregate value | $						$ 149,200,000
IBEX [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%	100.00%	100.00%
Etelequote [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%
DGS [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%	100.00%	100.00%
iSky, Inc. [Member]
Basis of Accounting and Presentation [Abstract]
Ownership interest acquired		100.00%	100.00%	100.00%
Bottom of Range [Member]
Functional and Presentation Currency [Abstract]
Percentage of revenue			97.00%
Restricted Share Awards [Member]
Critical Accounting Estimates and Judgements [Abstract]
Weighted-average expected life (in years) | Y			4
Valuations of Common Shares [Abstract]
Number of shares granted (in shares) | $	2,373,374			1,841,660
Fair value of common shares (in dollars per share) | $ / shares	$ 0.61
United States of America [Member] | Bottom of Range [Member]
Functional and Presentation Currency [Abstract]
Percentage of revenue			97.00%